Stock-Based Compensation	12 Months Ended
Mar. 31, 2025
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 14 – STOCK-BASED COMPENSATION

LakeShore Group operates a share-based payment scheme (the “Scheme”) for the purpose of providing incentives and rewards to eligible participants who contribute to the success of LakeShore Group’s operations. Eligible participants of the Scheme include LakeShore Group’s directors, employees and consultants.

The 2010 Share Incentive Plan

On June 21, 2010, LakeShore Group adopted the 2010 Share Incentive Plan (the “Plan”) that has a contractual term of 10 years. The Plan provides for the granting of stock options and other stock-based awards to employees and directors. LakeShore Group’s Board of Directors authorized and reserved for the issuance of up to 272,565 ordinary shares under the Plan for the period from 2010 to 2013, giving retroactive effect of combination in March 2023 and Share Consolidation in October 2024.

Starting from January 1, 2014, the maximum number of shares subject to awards that may be granted during any single calendar year is 1.5% of total issued and outstanding shares as of the first business day of that calendar year.

The stock options granted to employees are accounted for as equity awards and measured at their grant date fair values. Options that vest based on service conditions generally will become vested over a three-year period in equal quarterly instalments of 0.08% each on the last day of every quarter that has elapsed until the options are 100% vested.

On January 1, 2015, an annual grant of 12,750 options, giving retroactive effect of combination in March 2023 and Share Consolidation in October 2024, which vest based on performance conditions, were granted to various employees. The annual grant was applicable for calendar 2015, 2016, 2017, 2018, 2019 and 2020, respectively. The options become vest in equal quarterly instalments based on performance targets established on January 1st of each calendar year from 2015 to 2020. There are no more grants after December 31, 2020 under the 2010 share incentive plan.

For options granted to LakeShore Group’s senior executives, the grantee can exercise vested options after the commencement date of exercise and before the earlier of: 1) its contractual term (i.e., 10 years after each of its vesting date); or 2) 5 years after the grantee terminates their employment if the vested option has not been exercised.

For options granted to the remaining employees, the grantee can exercise vested options after the commencement date of exercise and before the earlier of: 1) its contractual term (i.e., 10 years after each of its vesting date); or 2) 12 months after the grantee terminates their employment if the vested option has not been exercised.

For those awards, evaluations are made as of each reporting period to assess the likelihood of performance criteria being met. Share-based payment expenses are then adjusted to reflect the revision of original estimates.

The exercise prices and exercise periods, giving retroactive effect of combination in March 2023 and Share Consolidation in October 2024, of the share options outstanding as at the end of each of the Relevant Periods are as follows:

	Number of shares options	Average exercise price per share option
(RMB)
As of March 31, 2023	325,357	324.020
Granted during the period	-	-
Forfeited during the period	-	-
Exercised during the period	-	-
Expired during the period	-	-
As of March 31, 2024	325,357	324.020
Granted during the period	-
Forfeited during the period	-	-
Exercised during the period	-	-
Expired during the period	-	-
As of March 31, 2025	325,357	324.020

The exercise prices and exercise periods, giving retroactive effect of combination in March 2023 and Share Consolidation in October 2024, of the share options outstanding as at the end of the reporting periods are as follows:

Year Ended 31 March 2025
Number of options	Exercise price	Exercise period
	(RMB)
153,325	139.38	2021-2031
61,337	258.524	2021-2026
110,695	525.376	2021-2026
325,357

Bonus incentive plan

On January 1, 2015, LakeShore Group launched a bonus incentive program effective for six years from launch date. The bonus incentive program is divided into two six-month periods each calendar year. The bonus incentive program specifies for each monthly tranche in the six-month period an independent performance condition for a stated period of service (i.e., one month). The bonus amount is determined on a monthly basis at month-end by the human resources department based on a reasonably objective performance criteria that serves as a basis for promotion and other compensation decisions. A fixed conversion price is then applied to the employee’s month end bonus to determine the number of ordinary shares to be issued to the employee for each individual month. At the end of each respective six-month period, LakeShore Group finalizes the vested ordinary shares to be issued to the employee.

Based on the above, the employee does not receive a number of ordinary shares with a FV equal to a predominantly fixed dollar amount on the delivery date. Hence, the ordinary shares granted to employees are accounted for as equity awards. In addition, each monthly tranche should be accounted for as a separate award with its own service inception date, grant-date FV, and respective requisite service period because the employee’s ability to retain (vest in) the award pertaining to the current month is not dependent on service beyond the current month.

Restricted share units (“RSU”)

Giving retroactive effect of combination in March 2023 and Share Consolidation in October 2024, on February 1, 2018, LakeShore Group granted 69,250 RSUs to employees under the Plan. The weighted average grant-date FV of restricted shares units granted was $72.4, which was derived from the FV of the underlying ordinary shares. 40,500 out of the 69,250 RSUs were subject to service conditions vesting in six equal semi-annual instalments over three years or eight equal semi-annual instalments over four years, respectively. The remaining 28,750 RSUs had been vested on March 16, 2023 due to the successful closing of the public offering. As of March 31, 2025, all the granted shares are vested, and there were no unrecognized share-based payment expenses related to unvested restricted shares.

Giving retroactive effect of combination in March 2023 and Share Consolidation in October 2024, on July 25, 2018, LakeShore Group granted 27,000 units of RSUs to three independent directors. Starting from the effective date of August 1, 2018, 3,000 RSUs will be awarded to each of the three directors annually, which shall be vested in equal portion of 750 units per three months’ Director services rendered by each director. For each of the new directors, 500 units will be vested for the two-month period starting from August 1, 2018, and the remaining are vested on quarterly basis starting from October 1, 2018 to July 31, 2021. The grant-date FV of the RSU was $18.4, which was derived from the FV of the underlying ordinary shares. As of March 31, 2025, all the granted shares are vested and there were no unrecognized share-based payment expenses related to unvested restricted shares.

On March 25, 2024, LakeShore Group granted 190,000 units of RSUs to three employees. The RSUs became fully vested upon the date of grant. The grant-date FV of the RSU was $6.5, which was derived from the FV of the underlying ordinary shares. As of March 31, 2025, all the granted shares are vested and there were no unrecognized share-based payment expenses related to unvested restricted shares.

On March 30, 2024, LakeShore Group granted 20,000 units of RSUs to two employees. The RSUs became fully vested upon the date of grant. The grant-date FV of the RSU was $7.2, which was derived from the FV of the underlying ordinary shares. As of March 31, 2025, all the granted shares are vested and there were no unrecognized share-based payment expenses related to unvested restricted shares.

On June 1, 2024, LakeShore Group granted 750 units of RSUs to three employees. The RSUs became fully vested upon the date of grant. The grant-date FV of the RSU was $8.4, which was derived from the FV of the underlying ordinary shares. As of March 31, 2025, all the granted shares are vested and there were no unrecognized share-based payment expenses related to unvested restricted shares.

On June 25, 2024, LakeShore Group granted 37,206 units of RSUs to two employees. The RSUs became fully vested upon the date of grant. The grant-date FV of the RSU was $6.1, which was derived from the FV of the underlying ordinary shares. As of March 31, 2025, all the granted shares are vested and there were no unrecognized share-based payment expenses related to unvested restricted shares.

On March 20, 2025, LakeShore Group granted 750,000 units of RSUs to one employee. The RSUs became fully vested upon the date of grant. The grant-date FV of the RSU was $2.05, which was derived from the FV of the underlying ordinary shares. As of March 31, 2025, all the granted shares are vested and there were no unrecognized share-based payment expenses related to unvested restricted shares.

The 2020 Share Incentive Plan

On December 31, 2020, LakeShore Group’s board of directors adopted the 2020 Share Incentive Plan for the purpose of granting share-based compensation awards to employees, directors and consultants to incentivize their performance and align their interests with LakeShore Group. Pursuant to such plan, LakeShore Group can grant awards to directors, employees and consultants of LakeShore Group with rights to subscribe for up to 875,000 underlying ordinary shares of LakeShore Biopharma. As of the date of this report, (1) 457,298 shares as RSU incentive shares have been fully vested and issued to the respective directors and employees of LakeShore Group, and (2) 417,702 shares are reserved but not issued, among which, options to subscribe for 347,155 ordinary shares of LakeShore Biopharma are granted to certain senior management and employees of LakeShore Group but not exercised, giving retroactive effect of combination in March 2023 and Share Consolidation in October 2024.

The 2024 Share Incentive Plan

On May 21, 2024, our board of directors adopted the 2024 Share Incentive Plan for the purpose of granting share-based awards to employees, directors and consultants to incentivize their performance and align their interests with the Company. The 2024 Share Incentive Plan was also approved by our shareholders at an extraordinary general meeting held on May 21, 2024. The maximum aggregate number of ordinary shares which may be issued pursuant to all awards under the 2024 Share Incentive Plan is initially 571,306 ordinary shares, plus an annual increase on the first day of each fiscal year of the Company during the term of this plan commencing with the fiscal year beginning on April 1, 2025, by (i) an amount equal to 1% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year, or (ii) such lesser number of ordinary shares as may be determined by the Board, provided that the numbers shall be equitably adjusted in the event of any share dividend, subdivision, reclassification, recapitalization, split, reverse split, combination, consolidation or similar transactions. Giving retroactive effect of Share Consolidation in October 2024.

Amended 2024 Share Incentive Plan

The 2024 Share Incentive Plan was amended in March 2025, as approved and authorized by our board of directors. To reflect the share consolidation effective on October 1, 2024, and the early utilization of the ordinary shares reserved for issuance under the 2024 Share Plan pursuant to the Evergreen Provision, the 2024 Award Pool under the Amended 2024 Share Incentive Plan was adjusted to 2,479,385 ordinary shares, par value US$0.0002 per share. The remainder of the Amended 2024 Share Incentive Plan remains the same as the 2024 Share Incentive Plan. As of the date of this report, (1) 750,000 shares as RSU incentive shares have been fully vested and issued to the respective directors and employees of LakeShore Group, and (2) 597,617 shares are reserved but not issued or outstanding, among which, options to subscribe for 101,732 ordinary shares of LakeShore Biopharma are granted to certain senior management of LakeShore Group but not exercised, (3) 956,938 shares are not reserved.

Stock-based compensation expense included in LakeShore Group’s consolidated statements of operations and comprehensive loss is as follows:

	Years Ended March 31,
	2023	2024	2025	2025
	(RMB)	(RMB)	(RMB)	(US$)
Research and development	(997,846)	-	-	$-
General and administrative	4,502,847	9,789,686	13,557,214	1,888,665
Total stock-based compensation	3,505,001	9,789,686	13,557,214	$1,888,665

On August 15, 2022, unanimous written resolution of the board of director of LakeShore Group accepted the notice from a former employee, for the surrender of 14,375 of issued shares with US$0.0002 each in LakeShore Group registered in his name, giving retroactive effect of combination in March 2023 and Share Consolidation in October 2024.